UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22565

Center Coast Core MLP Fund I, LLC

(Exact name of registrant as specified in charter)

1100 Louisiana Street

Suite 5025

Houston, TX 77002

(Address of principal executive offices) (Zip code)

Dan C. Tutcher

Center Coast Capital Advisors, LP

1100 Louisiana Street

Suite 5025

Houston, TX 77002

(Name and address of agent for service)

Registrant's telephone number, including area code: (713) 759-1400

Date of fiscal year end: November 30

Date of reporting period: August 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

 ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Center Coast Core MLP Fund I, LLC

(a Delaware Limited Liability Company)

Schedule of Investments - August 31, 2014 (Unaudited)

Number of Shares		Fair Value

	COMMON STOCK - 15.2%
	Diversified - 7.5%
5,504	Kinder Morgan Management LLC [1]	$537,884
	Total Diversified (cost $367,481)	537,884

	GP C-Corp - 7.7%
2,327	Kinder Morgan Inc.	93,685
5,721	Plains GP Holdings LP - Class A	176,550
377	Targa Resources Corp.	52,610
3,867	Williams Cos., Inc.	229,855
	Total GP C-Corp (cost $464,274)	552,700

	Total Common Stock
	(Cost $831,755)	$1,090,584

	MASTER LIMITED PARTNERSHIP SHARES - 83.9%
	Diversified - 23.9%
4,966	Enbridge Energy Partners LP	$180,365
10,715	Enterprise Products Partners LP	435,350
7,422	ONEOK Partners LP	441,090
6,353	Targa Resources Partners LP	472,663
3,548	Williams Partners LP	188,080
	Total Diversified (cost $1,261,796)	1,717,548

	Gas Gathering & Processing - 16.9%
5,497	Access Midstream Partners LP	353,732
2,425	Crestwood Midstream Partners LP	56,648
2,102	Enable Midstream Partners LP	53,874
5,735	EnLink Midstream Partners LP	177,728
2,557	Midcoast Energy Partners LP	57,532
913	QEP Midstream Partners LP	23,738
990	Summit Midstream Partners LP	54,727
5,653	Western Gas Partners LP	438,051
	Total Gas Gathering & Processing (cost $878,220)	1,216,030

	Gas Transportation & Storage - 18.3%
12,089	El Paso Pipeline Partners LP	502,419
1,828	EQT Midstream Partners LP	178,212
3,181	Spectra Energy Partners LP	181,285
1,667	Tallgrass Energy Partners LP	71,348
6,488	TC Pipelines LP	380,326
	Total Gas Transportation & Storage (cost $1,015,856)	1,313,590

	GP Partnership - 1.4%
1,704	Western Gas Equity Partners LP	102,155
	Total GP Partnership (cost $103,298)	102,155

Center Coast Core MLP Fund I, LLC

(a Delaware Limited Liability Company)

Schedule of Investments - August 31, 2014 (Unaudited) (Continued)

Number of Shares		Fair Value

	MASTER LIMITED PARTNERSHIP SHARES - CONTINUED
	Mature / Large Cap Liquids Transportation & Storage - 23.1%
4,519	Buckeye Partners LP	$357,001
3,105	Magellan Midstream Partners LP	260,603
7,239	Plains All American Pipeline LP	433,833
5,587	Sunoco Logistics Partners LP	276,445
4,751	Tesoro Logistics LP	333,900
	Total Mature / Large Cap Liquids Transportation & Storage (cost $1,163,912)	1,661,782

	Small Cap / High-Growth Liquids Transportation & Storage - 0.3%
330	Rose Rock Midstream LP	20,127
	Total Small Cap / High-Growth Liquids Transportation & Storage (cost $17,540)	20,127

	Total Master Limited Partnership Shares
	(Cost $4,440,622)	$6,031,232

Principal
Amount		Fair Value
	Short-Term Investment - 0.2%
$18,946	UMB Money Market Fiduciary, 0.01% [2]	$18,946
	Total Short-Term Investment	18,946
	(Cost $18,946)

	Total Investments * - 99.3%
	(Cost $5,291,323)	7,140,762
	Other Assets less Liabilities - 0.7%	47,935
	Total Members' Equity - 100%	$7,188,697

LLC - Limited Liability Company

LP - Limited Partnership

1 Non-income producing security.

2 The rate quoted is the annualized seven-day yield of the Fund at the period end.

* All investments are domiciled in the United States.

Fair Value Measurements and Disclosures, issued by the Financial Accounting Standards Board, defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America (“GAAP”), and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and IFRSs” which amends “Fair Value Measurement and Disclosures” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Enhanced disclosure is required to detail any transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2014, in valuing the Fund’s assets carried at fair value:

Investments, at fair value	Level 1 (Quoted Price)	Level 2* (Observable Inputs)	Level 3* (Unobservable Inputs)	Total
Common Stock[1]	$1,090,584	$-	$-	$1,090,584
Master Limited Partnership Shares[1]	6,031,232	-	-	6,031,232
Short-Term Investment	18,946	-	-	18,946
Total Investments, at fair value	$7,140,762	$-	$-	$7,140,762

1 All Common Stock and Master Limited Partnership Shares held in the Fund are Level 1 securities. For a detailed break-out of Common Stock and Master Limited Partnership Shares by major industry classification, please refer to the Schedule of Investments.

*The Fund did not hold any Level 2 & 3 securities as of August 31, 2014.

There were no transfers between Levels during the period ended August 31, 2014.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Center Coast Core MLP Fund I, LLC

By (Signature and Title)*	/s/ Dan C. Tutcher
Dan C. Tutcher, President
(Principal Executive Officer)

Date	October 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Dan C. Tutcher
Dan C. Tutcher, President
(Principal Executive Officer)

Date	October 20, 2014

By (Signature and Title)*	/s/ William H. Bauch
William H. Bauch, Treasurer
(Principal Financial Officer)

Date	October 20, 2014

* Print the name and title of each signing officer under his or her signature.